FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Finance Costs [Abstract]
Schedule of finance cost

		Years ended December 31
(In millions of dollars)	Note	2021	2020

Interest on borrowings [1]		745	780
Interest on lease liabilities	8	74	70
Interest on post-employment benefits liability	23	14	13
Loss on foreign exchange		10	107
Change in fair value of derivative instruments		(6)	(97)
Capitalized interest		(17)	(19)
Other		29	27

Total finance costs		849	881
[1] Interest on borrowings includes interest on short-term borrowings and on long-term debt.